UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

               Investment Company Act file number    811-21659
                                                 -----------------

            Credit Suisse Alternative Capital Event Driven Fund, LLC
        ----------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                          11 Madison Avenue, 13th Floor
                               New York, NY 10010
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               (Address of principal executive offices) (Zip code)

                                    PFPC Inc.
                         301 Bellevue Parkway, 2nd Floor
                              Wilmington, DE 19809
        ----------------------------------------------------------------
                     (Name and address of agent for service)

        registrant's telephone number, including area code: 212-325-2000
                                                           -------------

                        Date of fiscal year end: March 31
                                                ---------

                  Date of reporting period: September 30, 2006
                                           -------------------


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.


            CREDIT SUISSE ALTERNATIVE CAPITAL EVENT DRIVEN FUND, LLC

                              FINANCIAL STATEMENTS

                   FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2006
                                    UNAUDITED

            CREDIT SUISSE ALTERNATIVE CAPITAL EVENT DRIVEN FUND, LLC
                              FINANCIAL STATEMENTS
                                    UNAUDITED






                                    CONTENTS



Statement of Assets, Liabilities and Members' Capital..........................1

Statement of Operations........................................................2

Statement of Changes in Members' Capital.......................................3

Statement of Cash Flows........................................................4

Notes to Financial Statements..................................................5

Fund Management...............................................................13

Other Information.............................................................15

Financial Statements of Credit Suisse Alternative Capital Event
  Driven Master Fund, LLC......................................................I

CREDIT SUISSE ALTERNATIVE CAPITAL EVENT DRIVEN FUND, LLC

STATEMENT OF ASSETS, LIABILITIES AND MEMBERS' CAPITAL AT SEPTEMBER 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------



ASSETS
Investment in Credit Suisse Alternative Capital Event Driven
    Master Fund, LLC ("Master Fund"), at fair value            $     10,818,081
Receivable from the Master Fund                                          81,092
Cash                                                                     41,462
Receivable from Investment Adviser                                       72,428
Interest receivable                                                         105
Other assets                                                              2,311
                                                              ------------------
       TOTAL ASSETS                                                  11,015,479
                                                              ------------------

LIABILITIES
Payable for fund units redeemed                                          81,092
Professional fees payable                                                39,205
Accounting and administration fees payable                                3,035
Investor servicing fees payable                                             833
Registration fees payable                                                   572
Board of Managers' fees payable                                             293
Custodian fees payable                                                      240
Other liabilities                                                           887
                                                              ------------------
       TOTAL LIABILITIES                                                126,157
                                                              ------------------

          MEMBERS' CAPITAL                                     $     10,889,322
                                                              ==================


MEMBERS' CAPITAL                                               $     10,889,322
                                                              ==================


Units Outstanding ($0.01 par value; unlimited number of
    units authorized)                                                97,474.657
Net Asset Value per Unit (Offering and Redemption price
    per Unit)                                                  $         111.71





    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

CREDIT SUISSE ALTERNATIVE CAPITAL EVENT DRIVEN FUND, LLC

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

NET INVESTMENT LOSS ALLOCATED FROM THE MASTER FUND
       Interest                                                                                   $         17,574
       Expenses                                                                                           (207,590)
                                                                                                 ------------------
       NET INVESTMENT LOSS ALLOCATED FROM THE MASTER FUND                                                 (190,016)
                                                                                                 ------------------

FUND INVESTMENT INCOME (LOSS)
       Interest                                                                                                734
                                                                                                 ------------------

       Expenses
          Professional fees                                                                                 45,983
          Accounting and administration fees                                                                18,475
          Registration fees                                                                                 15,538
          Investor servicing fees                                                                            5,000
          Board of Managers' fees                                                                            3,543
          Insurance expense                                                                                  2,311
          Custody fees                                                                                         750
          Other expenses                                                                                    12,181
                                                                                                 ------------------

             Total expenses                                                                                103,781
                                                                                                 ------------------

       Net investment loss prior to reimbursement from Investment Adviser                                 (293,063)
                                                                                                 ------------------

       Reimbursement from Investment Adviser                                                              (215,788)
                                                                                                 ------------------

NET INVESTMENT LOSS                                                                                        (77,275)
                                                                                                 ------------------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS ALLOCATED FROM THE MASTER FUND
       Net realized gain on investments allocated from the Master Fund                                      60,477
       Net change in unrealized appreciation/depreciation on investments allocated
          from the Master Fund                                                                              57,191
                                                                                                 ------------------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS ALLOCATED FROM THE MASTER FUND                             117,668
                                                                                                 ------------------

NET INCREASE IN MEMBERS' CAPITAL RESULTING FROM OPERATIONS                                        $         40,393
                                                                                                 ==================



    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

CREDIT SUISSE ALTERNATIVE CAPITAL EVENT DRIVEN FUND, LLC

STATEMENT OF CHANGES IN MEMBERS' CAPITAL
--------------------------------------------------------------------------------

                                                                                       FOR THE SIX
                                                                                       MONTHS ENDED
                                                                                    SEPTEMBER 30, 2006    FOR THE YEAR ENDED
                                                                                        (UNAUDITED)         MARCH 31, 2006
                                                                                    -------------------  --------------------
INCREASE IN MEMBER'S CAPITAL RESULTING FROM OPERATIONS
       Net investment loss                                                           $         (77,275)   $         (149,537)
       Net realized gain on investments allocated from the Master Fund                          60,477               131,371
       Net change in unrealized appreciation/ depreciation on investments
            allocated from the Master Fund                                                      57,191             1,114,012
                                                                                    -------------------  --------------------

       NET INCREASE IN MEMBERS' CAPITAL RESULTING FROM OPERATIONS                               40,393             1,095,846
                                                                                    -------------------  --------------------

MEMBERS' CAPITAL TRANSACTIONS
       Capital contributions                                                                         -             9,725,000
       Capital contributions by Investment Adviser                                                   -                 9,175
       Capital withdrawals                                                                     (81,092)                    -
                                                                                    -------------------  --------------------
       INCREASE (DECREASE) IN MEMBERS' CAPITAL RESULTING FROM
            CAPITAL TRANSACTIONS                                                               (81,092)            9,734,175
                                                                                    -------------------  --------------------

TOTAL INCREASE (DECREASE) IN MEMBERS' CAPITAL                                                  (40,699)           10,830,021

MEMBERS' CAPITAL, BEGINNING OF PERIOD                                                       10,930,021               100,000
                                                                                    -------------------  --------------------
MEMBERS' CAPITAL, END OF PERIOD                                                      $      10,889,322    $       10,930,021
                                                                                    ===================  ====================









    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

CREDIT SUISSE ALTERNATIVE CAPITAL EVENT DRIVEN FUND, LLC

STATEMENT OF CASH FLOWS
FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

INCREASE (DECREASE) IN CASH

CASH FLOWS USED BY OPERATING ACTIVITIES
   Net increase in members' capital resulting from operations                                    $       40,393
    Adjustments to reconcile net increase in members' capital resulting from operations to net cash used by operating activities:
      Decrease in investments in the Master Fund                                                         35,826
      Increase in receivable from the Master Fund                                                       (81,092)
      Increase in reimbursement from Investment Adviser                                                 (72,428)
      Decrease in interest receivable                                                                        41
      Decrease in other assets                                                                            1,014
      Decrease in reimbursement due to Investment Adviser                                                (6,907)
      Decrease in professional fees payable                                                                (323)
      Decrease in accounting and administration fees payable                                             (6,069)
      Decrease in investor servicing fees payable                                                        (1,667)
      Increase in registration fees payable                                                                 572
      Increase in Board of Managers' fees payable                                                           293
      Decrease in custodian fees payable                                                                    (90)
      Increase in other liabilities                                                                         626
      Net investment loss allocated from the Master Fund                                                190,016
      Net realized and unrealized gain on investments allocated from the Master Fund                   (117,668)
                                                                                                ----------------
      NET CASH USED BY OPERATING ACTIVITIES                                                             (17,463)
                                                                                                ----------------

NET DECREASE IN CASH                                                                                    (17,463)
Cash at beginning of period                                                                              58,925
                                                                                                ----------------
Cash at end of period                                                                            $       41,462
                                                                                                ================






    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

CREDIT SUISSE ALTERNATIVE CAPITAL EVENT DRIVEN FUND, LLC

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
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1.  ORGANIZATION

Credit Suisse Alternative Capital Event Driven Fund, LLC (the "Fund") was formed on December 15, 2004, in the State of Delaware as a closed-end, non-diversified management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund seeks to achieve its investment objective by investing all of its investable assets in the Credit Suisse Alternative Capital Event Driven Master Fund, LLC (the "Master Fund") which, like the Fund, is a closed-end, non-diversified management investment company having the same objective as the Fund. The Master Fund seeks to achieve its objective through the allocation of capital among selected alternative asset managers (the "Portfolio Fund Managers"). The value of the Fund's investment in the Master Fund included in the Statement of Assets, Liabilities and Members' Capital reflects the Fund's proportionate beneficial interest in the members' capital of the Master Fund which was 96.56% at September 30, 2006. The Fund commenced operations on April 1, 2005 and its fiscal year ends March 31.

The Fund is managed by a Board of Managers (the "Board") that is comprised of a majority of independent managers as described under the 1940 Act. The Board has overall responsibility to manage and control the business operations of the Fund on behalf of the members (the "Members").

The Master Fund is one of five master funds registered under the 1940 Act managed by the Board. Each of these master funds utilizes a master feeder fund structure in which there are two registered feeder funds investing in each of the master funds. In total there are fifteen registered funds, including master funds and feeder funds, each registered under the 1940 Act, that are managed by the Board (the "Credit Suisse Funds") (see Subsequent Events Notes 10).

On March 28, 2005, the Board approved an investment advisory agreement between the Master Fund and Credit Suisse Alternative Capital, Inc. (the "Investment Adviser"). The Investment Adviser, a Delaware corporation and an affiliate of Credit Suisse Securities (USA), LLC, is registered with the Securities and Exchange Commission ("SEC") as an investment adviser under the Investment Advisers Act of 1940, as amended, and the Commodity Futures Trading Commission as a "commodity pool operator", and is a member of the National Futures Association. The Investment Adviser pursuant to the terms of the investment advisory agreement will direct the Master Fund's investment program. The Board has approved advisory agreements with the Investment Adviser relating to all five of the master funds included in the Credit Suisse Funds.

The financial statements of the Master Fund, including its schedule of investments, are included elsewhere within this report and should be read in conjunction with the Fund's financial statements. Another fund managed by the Investment Adviser, whose financial statements are not presented here, also invests in the Master Fund.

CREDIT SUISSE ALTERNATIVE CAPITAL EVENT DRIVEN FUND, LLC

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2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the reported amounts of income and expenses for the period. Actual results could differ from these estimates.

A.  VALUATION

The net asset value per unit of the Fund is determined by or at the direction of the Investment Adviser as of the last business day of each month in accordance with the valuation procedures set forth below or as may be determined from time to time pursuant to policies established by the Board.

The Fund's investment in the Master Fund is considered to be illiquid and can only be redeemed periodically. In accordance with established procedures, fair value of the Fund's investment in the Master Fund as of each month-end ordinarily is the value determined by the Master Fund as of such month-end for such investment in accordance with the Master Fund's valuation policies.

The Master Fund's valuation policies provide that the fair value it assigns to each of its investments in pooled investment vehicles ("Portfolio Funds") ordinarily will be the value determined as of each such month-end for each Portfolio Fund in accordance with each Portfolio Fund's valuation policies and reported by each Portfolio Fund or each Portfolio Fund's administrator to the Master Fund or its administrator. Although the procedures approved by the Board provide that the Investment Adviser will review the valuations provided by Portfolio Fund Managers, neither the Investment Adviser nor the Board will be able to confirm independently the accuracy of valuation calculations provided by the Portfolio Fund Managers.

As a general matter, the fair value of the Fund's interest in the Master Fund represents the amount that the Fund could reasonably expect to receive from the Master Fund if its interest were redeemed at the time of the valuation, based on information reasonably available at the time the valuation is made and that the Fund believes to be reliable. The value assigned to the Fund's investment in the Master Fund is based on available information and does not necessarily represent the amount that might ultimately be realized, as such amount depends on future circumstances and cannot reasonably be determined until the Master Fund investment is actually liquidated.

Considerable judgment is required to interpret the factors used to develop estimates of fair value. Accordingly, the estimates may not be indicative of the amount the Fund could realize in a current market exchange and the differences could be material to the financial statements. The use of different factors or estimation methodologies could have a significant effect on the estimated fair value.

Please see Note 2(a) to the financial statements of the Master Fund attached hereto for a further discussion of the Master Fund's valuation policies.

CREDIT SUISSE ALTERNATIVE CAPITAL EVENT DRIVEN FUND, LLC

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2.  SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

B.  INVESTMENT TRANSACTIONS, INCOME AND EXPENSES

Investment transactions are accounted for on the effective date (the date the subscription/redemption is effective). The Fund records its allocated share of the Master Fund's income, expenses and realized and unrealized gains and losses. In addition, the Fund accrues its own expenses as incurred. Realized gains and losses and changes in unrealized appreciation and depreciation represent the Fund's share of such elements allocated from the Master Fund. The Fund bears all expenses incurred in its business other than those that the Investment Adviser assumes. The expenses of the Fund include, but are not limited to, the following: all costs and expenses related to investment transactions and positions for the Fund's account; legal fees; accounting and administration fees; custodial fees; insurance; auditing and tax preparation fees; costs of computing the Fund's net asset value; costs of insurance; registration expenses; due diligence, including travel and related expenses; expenses of meetings of the Board and Members; all costs with respect to communications to Members; and other types of expenses as may be approved from time to time by the Board.

C.  INCOME TAXES

The Fund intends to operate and has elected to be treated as a partnership for Federal income tax purposes. Accordingly, no provision for Federal, state or local income taxes has been provided. Each member is individually required to report on its own tax return its distributive share of the Fund's taxable income or loss. On behalf of the Master Fund's foreign members, the Master Fund withholds and pays taxes on U.S. source income and U.S. effectively connected income, if any, allocated from Portfolio Funds to the extent such income is not exempt from withholding under the Internal Revenue Code and Regulations thereunder.

D.  CASH

Cash includes amounts held in an interest bearing overnight account. At September 30, 2006, the Fund held $41,462 in an interest bearing cash account at PNC Bank, an affiliate of the Master Fund's administrator (see note 5).

3.  NEW ACCOUNTING PRONOUNCEMENTS

In July 2006, the Financial Accounting Standards Board issued Interpretation No. 48, "Accounting for Uncertainty in Income Taxes - an Interpretation of FASB Statement No. 109" (the "Interpretation"). The Interpretation establishes for all entities, including pass-through entities such as the Fund, a minimum threshold for financial statement recognition of the benefit of positions taken in filing tax returns (including whether an entity is taxable in a particular jurisdiction), and requires certain expanded tax disclosures. The Interpretation is effective for fiscal years beginning after December 15, 2006, and is to be applied to all open tax years as of the effective date. Management has recently begun to evaluate the application of the Interpretation to the Fund, and is not in a position at this time to estimate the significance of its impact, if any, on the Fund's financial statements.

CREDIT SUISSE ALTERNATIVE CAPITAL EVENT DRIVEN FUND, LLC

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3.  NEW ACCOUNTING PRONOUNCEMENTS (CONTINUED)

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards ("SFAS") 157, Fair Value Measurements, which clarifies the definition of fair value and requires companies to expand their disclosure about the use of fair value to measure assets and liabilities in interim and annual periods subsequent to initial recognition. Adoption of SFAS 157 requires the use of the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. SFAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. At this time, the Master Fund is in the process of reviewing the impact, if any, of the SFAS on the Master Fund's financial statements.

4.  ALLOCATION OF MEMBERS' CAPITAL ACCOUNT

The Fund accepts subscriptions for units as of the first business day of each calendar month. Any amounts received in connection with the offer of units will be promptly placed in an escrow account with PFPC Inc., as the Fund's escrow agent, prior to their investment in the Fund. All subscriptions are subject to the receipt of cleared funds prior to the applicable subscription date as outlined in the subscription agreement in the full amount of the subscription. Although the Fund may accept, in its sole discretion, a subscription prior to receipt of cleared funds, a prospective Member may not become a Member until cleared funds have been received, and the prospective Member is not entitled to interest or performance returns until accepted as a Member.

Allocation periods begin on the day after the last day of the preceding allocation period and end at the close of business on (1) the last day of each month, (2) the last day of each taxable year; (3) the day preceding each day on which interests are purchased, (4) the day on which interests are repurchased, or (5) the day on which any amount is credited to or debited from the capital account of any Member other than an amount to be credited to or debited from the capital accounts of all Members in accordance with their respective investment percentages. Net profits or net losses of the Fund for each allocation period will be allocated among and credited to or debited against the capital accounts of the Members.

5.  TRANSACTIONS WITH AFFILIATES, RELATED PARTIES AND OTHER

The Investment Adviser has contractually agreed to limit total annualized expenses of the Fund to 2.25% of average Members' Capital (including the Member Servicing Fee, defined below) (the "Expense Limitation Agreement"). The Expense Limitation Agreement will automatically renew on an annual basis unless terminated. The Expense Limitation Agreement also covers the Fund's pro rata share of expenses incurred by the Master Fund, including the management fee paid to the Investment Adviser.

Pursuant to a Services Agreement by and between the Fund and the Investment Adviser, the Investment Adviser provides certain administrative services to the Fund and may charge the Fund a quarterly fee at an annual rate of 0.35% of the aggregate value of Members' Capital (the "Services Fee"). The Investment Adviser voluntarily waived this fee for the six months ended September 30, 2006.

CREDIT SUISSE ALTERNATIVE CAPITAL EVENT DRIVEN FUND, LLC

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5.  TRANSACTIONS WITH AFFILIATES, RELATED PARTIES AND OTHER (CONTINUED)

Credit Suisse Securities (USA) LLC (the "Distributor") acts as the distributor of units of limited liability company interests of the Fund. A Fund's units may be purchased through the Distributor or through broker-dealers that have entered into selling agreements with the Distributor. The Fund is subject to paying the Investment Adviser a member servicing fee (the "Member Servicing Fee") at the annual rate of 0.50% of the Fund's month end members' capital, including assets attributable to the Investment Adviser (or its affiliates) and before giving effect to any repurchases by the Fund to reimburse it for payments made to the Distributor, broker-dealers and certain financial advisers that have agreed to provide ongoing investor services and account maintenance services to investors in the Fund that are customers by third party distributors. For the six months ended September 30, 2006, there were no member services provided or fees earned by the distributors.

All payables and receivables between the Investment Adviser and the Fund outstanding as of September 30, 2006, have subsequently been settled.

Each Board member who is not an employee of the Investment Adviser, or one of its affiliates, receives an annual retainer for his/her service to all of the Credit Suisse Funds of $15,000 plus a fee for each meeting attended. The Board expenses are allocated among the Credit Suisse Funds.

In accordance with the terms of the Administration, Accounting and Investor Services Agreement ("Administration Agreement") and with the approval of the Fund's Board, PFPC, Inc. (an affiliate of PNC Bank, N.A.) ("PFPC") serves as the Fund's administrator pursuant to the Administration Agreement between PFPC and the Fund. Under the Administration Agreement, PFPC provides administrative, accounting, investor services and regulatory administration services to the Fund. As compensation for services set forth herein that are rendered by PFPC during the term of the Administration Agreement, the Fund pays PFPC a fee for services rendered. PFPC Trust Company, an affiliate of PNC Bank, N.A., serves as custodian of the Fund's assets and provides custodial services to the Fund.

At September 30, 2006, Credit Suisse First Boston Private Equity, Inc., an affiliate of the Investment Adviser, held an interest in the Fund's Members' Capital of $10,612,867.

6.  REPURCHASE OF MEMBERS' INTERESTS

The Fund may, at the sole discretion of the Board, offer from time to time to repurchase interests or portions of interests in the Fund from members pursuant to written tenders by the Members. In determining whether the Fund should offer to repurchase interests, the Board will consider the recommendation of the Investment Adviser. There were no repurchases of Members' interests during the six months ended September 30, 2006 (see Subsequent Events Note 10).

Repurchases of Units held less than one year from the date of purchase will be subject to an early withdrawal charge of 2.00% calculated as a percentage of repurchase proceeds, which will remain in the Fund.

CREDIT SUISSE ALTERNATIVE CAPITAL EVENT DRIVEN FUND, LLC

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7.  CONCENTRATION AND INDEMNIFICATIONS

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund's maximum exposure under these agreements is dependent on future claims that may be made against the Fund or Master Fund, and therefore cannot be established; however, based on the Investment Adviser's experience, the risk of loss from such claims is considered remote.

The Master Fund is subject to the risk that should it decide to sell an illiquid investment when a ready buyer is not available at a price the Master Fund deems representative of its value, the value of the Master Fund's Member's Capital could be adversely affected.

8.  CAPITAL UNIT TRANSACTIONS

Transactions in units were as follows:

                                                                    For the Six
                                                                   Months Ended
                                                                 September 30, 2006          For the Year Ended
                                                                    (unaudited)              March 31, 2006 (a)
                                                            ----------------------------    ---------------------

Number of units issued                                                   -                       97,200.543
Number of units redeemed                                              (725.886)                           -
                                                            ----------------------------    ---------------------
Net increase (decrease) in units outstanding                          (725.886)                  97,200.543
Units outstanding, beginning of period                              98,200.543                    1,000.000
                                                            ----------------------------    ---------------------
Units outstanding, end of period                                    97,474.657                   98,200.543
                                                            ============================    =====================

        (a) April 1, 2005, commencement of operations.

9.  FINANCIAL HIGHLIGHT INFORMATION

                                                                    For the Six
                                                                   Months Ended
                                                                 September 30, 2006          For the Year Ended
                                                                    (unaudited)              March 31, 2006 (a)
                                                            ----------------------------    ---------------------

PER UNIT OPERATING PERFORMANCE:
   Net asset value, beginning of period                            $    111.30                   $   100.00
                                                            ----------------------------    ---------------------
   Income from investment operations:
     Net investment loss (b) (c)  (e)                                    (0.79)                       (1.54)
     Net realized and unrealized gain on investments                      1.20                        12.75
                                                            ----------------------------    ---------------------
     Total from investment operations                                     0.41                        11.21
     Capital contribution by Investment Adviser (b)                          -                         0.09
                                                            ----------------------------    ---------------------
     Total increase in net asset value                                    0.41                        11.30
                                                            ----------------------------    ---------------------
   Net asset value, end of period                                  $    111.71                   $   111.30
                                                            ============================    =====================
TOTAL RETURN                                                              0.37% (i)                   11.30% (d)
                                                            ============================    =====================

                                       10

CREDIT SUISSE ALTERNATIVE CAPITAL EVENT DRIVEN FUND, LLC

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9.  FINANCIAL HIGHLIGHT INFORMATION (CONTINUED)

The ratios below are calculated by dividing total income or expenses as applicable by the average of total monthly Members' Capital.

                                                          For the Six
                                                         Months Ended
                                                       September 30, 2006      For the Year Ended
                                                          (unaudited)          March 31, 2006 (a)
                                                  --------------------------  ---------------------

 RATIOS/SUPPLEMENTAL DATA:
 RATIOS TO AVERAGE MEMBERS' CAPITAL:
       Operating expenses (e) (h)                               5.68% (j)               4.52%
       Expense reimbursement                                   (3.93)% (j)             (2.77)%
                                                  --------------------------  ---------------------
       Net expenses (e)                                         1.75% (j)               1.75%

       Net investment loss (c) (e)                             (1.41)% (j)             (1.47)%

 PORTFOLIO TURNOVER (f)                                        10.10% (i)              27.58%

 MEMBERS' CAPITAL, END OF PERIOD (000's)                  $   10,889              $   10,930
 AVERAGE MEMBERS' CAPITAL (g) (000's)                     $   10,959              $   10,153

          (a)  April 1, 2005, commencement of operations.
          (b)  Calculated using average units outstanding during the period.
          (c)  Includes income allocated from the Master Fund.
          (d)  Includes  0.09%  from  capital  contributions  by the  Investment
               Adviser.
          (e)  Includes expenses allocated from the Master Fund.
          (f)  The percentage reflects the portfolio turnover rate of the Master
               Fund, in which the Fund invested all of its investable assets.
          (g)  Average  Members'  capital is the average of the monthly Members'
               capital balances throughout the period.
          (h) Operating expenses reflect the waiver by the Investment Adviser of the Services Fee. Had the Investment Adviser not waived such fee, the operating expense ratio would be higher.
          (i)  Not annualized.
          (j)  Ratios are annualized for periods less than one year.

10. SUBSEQUENT EVENTS

On October 17, 2006, the Board approved the liquidation of the Fund and adopted the Plan of Liquidation, Dissolution and Termination (the "Plan"), pursuant to which the Fund will liquidate and dissolve in accordance with the terms and conditions thereof. Although the Investment Adviser intends to liquidate the underlying investments of the Master Fund as promptly as practicable, certain investments may not be liquidated for an extended period of time. As a result, Members will be exposed to the investment return (whether positive or negative) of a possibly limited portfolio and the performance of the Fund may be increasingly volatile. In addition, such a limited portfolio may be more difficult to accurately value due to the illiquidity of underlying investments. The Fund intends promptly to deregister under the 1940 Act, and to operate as a private investment fund during the remainder of the liquidation and dissolution process. Accordingly, after that time the Fund will not be subject to the restrictions and requirements of the 1940 Act and the rules thereunder.

CREDIT SUISSE ALTERNATIVE CAPITAL EVENT DRIVEN FUND, LLC

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10. SUBSEQUENT EVENTS (CONTINUED)

On October 27, 2006,  the Fund filed Schedule TO, Tender Offer  Statement  under
Section 14 (d)(1) or 13 (e)(1) of the Securities Exchange Act of 1934, with the SEC. Schedule TO provides for a tender offer (the "Tender Offer") to the Members in connection with the Plan, and further provides that after the December 29, 2006 valuation date for the Tender Offer the Fund does not intend to make any further offers to repurchase interests of the Members.

CREDIT SUISSE ALTERNATIVE CAPITAL EVENT DRIVEN FUND, LLC

FUND MANAGEMENT (UNAUDITED)
--------------------------------------------------------------------------------

INFORMATION PERTAINING TO THE BOARD OF MANAGERS AND OFFICERS OF THE FUND IS SET FORTH BELOW.
--------------------------------------------------------------------------------------------
Name, Address, Age,               Principal Occupation(s)          Number of                Other
Position with the                 During the Past Five             Affiliated Funds         Directorships
Company and Length of             Years                            Overseen by              Held by Managers
Time Served                                                        Manager
------------------------------    -----------------------------    ---------------------    --------------------
BOARD OF MANAGERS
-----------------

Nils Tuchschmid*                 Head of Multi Manager
c/o Credit Suisse Alternative    Portfolio Unit of the Funds       15                       None
Capital, Inc.                    and Alternative Solutions
11 Madison Avenue                business of Credit Suisse;
New York, NY 10010               Head of Quantitative
Age 44                           Research and Alternative
President and Chairman           Investments, BCV Lausanne;
                                 Senior Vice President of
                                 Synchrony Asset Management,
                                 Geneva; Professor of Finance
                                 at HEC University of
                                 Lausanne Switzerland.

Charles A. Hurty                 Independent Business                                       Manager and Audit
c/o Credit Suisse Alternative    Consultant (since 2001);          15                       Committee Chairman,
Capital, Inc.                    Partner, KPMG LLP                                          GMAM Absolute
11 Madison Avenue                (accounting firm)                                          Strategies; Director
New York, NY 10010               (1993-2001; with KPMG LLP                                  and Audit Committee
Age 63                           since 1978).                                               Chairman, Citigroup
Manager and Audit                                                                           Alternative Investments
Committee Chairman                                                                          Multi-Advisor Hedge
Since March 2005                                                                            Fund Portfolios;
                                                                                            Director, iShares Trust
                                                                                            and iShares, Inc.

Philip Chenok                    Professor of Accountancy,
c/o Credit Suisse Alternative    Berkeley College (since           15                       None
Capital, Inc.                    2002);  Adjunct Professor of
11 Madison Avenue                Accountancy, New York
New York, NY 10010               University, Stern School of
Age 70                           Business (1995-2001).
Manager and Audit                President and CEO, American
Committee Member                 Institute of   Certified
Since March 2005                 Public Accountants
                                 (1980-1995).

Karin Bonding                    President, Capital Markets                                 Industry & External
c/o Credit Suisse Alternative    Institute, Inc.(since 1995);      15                       Relations Advisory
Capital, Inc.                    Faculty Member and Lecturer,                               Board Member,
11 Madison Avenue                University of Virginia                                     Department of
New York, NY 10010               (since 1995); Visiting                                     Mechanical and
Age 66                           Professor, China Europe                                    Aerospace Engineering,
Manager and Audit                International Business                                     University of Virginia.
Committee Member                 School (Shanghai, China)
Since March 2005                 (1999, 2002, 2003) and The
                                 Institute of Industrial
                                 Policy Studies (Seoul,
                                 Korea) (2001).

* - Manager who is an "interested person" of the Fund, as defined in the 1940
    Act.

CREDIT SUISSE ALTERNATIVE CAPITAL EVENT DRIVEN FUND, LLC

--------------------------------------------------------------------------------

Name,  Address, Age, Position with the Company and Length       Principal Occupation(s) During the Past
of Time Served                                                  Five Years
------------------------------------------------------------    --------------------------------------------
OFFICERS
--------

Edward A. Poletti                                               Managing Director, Credit Suisse
c/o Credit Suisse Alternative Capital, Inc.                     Securities (USA) LLC (since 2001).
11 Madison Avenue
New York, NY 10010
Age 44
Chief Financial Officer and Treasurer
Since March 2005.



Kenneth J. Lohsen                                               Managing Director, Credit Suisse
c/o Credit Suisse Alternative Capital, Inc.                     Securities (USA) LLC (since 2004);
11 Madison Avenue                                               Director (1997- 2004).
New York, NY 10010
Age 47
Assistant Treasurer
Since March 2006.



Michael Bessel                                                  Director, Credit Suisse Securities (USA)
c/o Credit Suisse Alternative Capital, Inc.                     LLC,  (October 2006-Present);
11 Madison Avenue                                               Chief Compliance Officer, TRG Management
New York, NY 10010                                              LP, (September 2005- September 2006);
Age 44                                                          Chief Compliance Officer, GAM USA Inc.,
Chief Compliance Officer                                        (May  2002- September 2005).
Since October 2006.

CREDIT SUISSE ALTERNATIVE CAPITAL EVENT DRIVEN FUND, LLC

OTHER INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------

PROXY VOTING
------------

The Fund invests in the Master Fund, which in turn invests substantially all of its assets in the securities of Portfolio Funds, which are privately placed investment vehicles, typically referred to as "hedge funds"("Hedge Funds"). These securities do not typically convey traditional voting rights to the holder and the occurrence of corporate governance or other notices for this type of investment is substantially less than that encountered in connection with registered equity securities. However, to the extent the Master Fund receives notices or proxies from Portfolio Funds (or receives proxy statements or similar notices in connection with any other portfolio securities), the Master Fund has delegated proxy-voting responsibilities to the Investment Adviser. The Investment Adviser has adopted its own Proxy Voting Policies and Procedures ("Policies"). The Policies address, among other things, conflicts of interest that may arise between the interests of the Master Fund and the interests of the Investment Adviser and its affiliates.

A description of the Investment Adviser's Policies is available (i) without charge, upon request, by calling the Fund toll-free at 1-800-910-2732, and (ii) on the SEC's website at www.sec.gov.

In addition, the Fund is required to file Form N-PX with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund Form N-PX is available (i) without charge, upon request, by calling the Fund toll free at 1-800-910-2732 and (ii) on the SEC's website at www.sec.gov.

AVAILABILITY OF QUARTERLY PORTFOLIO SCHEDULES
---------------------------------------------

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund's Form N-Q filings are available on the SEC's website at www.sec.gov or may be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

         CREDIT SUISSE ALTERNATIVE CAPITAL EVENT DRIVEN MASTER FUND, LLC


                              FINANCIAL STATEMENTS


                   FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2006


                                    UNAUDITED

        CREDIT SUISSE ALTERNATIVE CAPITAL EVENT DRIVEN MASTER FUND, LLC
                              FINANCIAL STATEMENTS
                                    UNAUDITED



                                    CONTENTS



Schedule of Investments ..................................................... 1

Statement of Assets, Liabilities and Members' Capital........................ 3

Statement of Operations...................................................... 4

Statement of Changes in Members' Capital..................................... 5

Statement of Cash Flows...................................................... 6

Notes to Financial Statements................................................ 7

Fund Management .............................................................16

Other Information............................................................18

CREDIT SUISSE ALTERNATIVE CAPITAL EVENT DRIVEN MASTER FUND, LLC

SCHEDULE OF INVESTMENTS AT SEPTEMBER 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENT STRATEGY AS A PERCENTAGE OF TOTAL INVESTMENTS

Percentages are as follows:

[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA USED IN PRINTED GRAPHIC AS FOLLOWS:


Other Funds              4.21%
Emerging Markets        31.97%
Event Driven            63.82%



                                                                                  PERCENTAGE
                                                                                  OF MEMBERS'
INVESTMENTS IN PORTFOLIO FUNDS(1)(2)(3)   92.20%          LIQUIDITY (4)             CAPITAL           COST            FAIR VALUE (5)

EMERGING MARKETS

Pharo Arbitrage Partners, L.P.                               Monthly                  9.32%        $  950,000          $1,044,182
The Rohatyn Group Global Opportunity Partners, L.P.
    Regular Interest                                        Quarterly                 9.11%           883,274           1,020,044
    Side Pocket                                                (6)                    0.60%            66,726              67,608
Spinnaker Global Opportunity Fund, Ltd                      Quarterly                10.45%           950,000           1,170,833
                                                                                     -----         ----------          ----------
                                                                                     29.48%         2,850,000           3,302,667
                                                                                     -----         ----------          ----------

EVENT DRIVEN
Atticus Global, L.P.                                        Quarterly                10.40%           900,000           1,165,093
GoldenTree High Yield Partners, L.P.                      Semi-annually               9.81%           950,000           1,098,724
Perry Partners, L.P.
    Regular Interest                                        Annually                  8.38%           866,558             939,374
    Side Pocket                                                (6)                    0.30%            33,442              33,326
Venor Capital Partners, L.P.                                Quarterly                10.00%         1,000,000           1,120,623
PSAM WorldArb Partners, L.P.                                Quarterly                 5.73%           600,000             641,642
Wayzata Recovery Fund, LLC                                  Quarterly                 9.30%         1,062,618           1,042,142
York Capital Management, L.P.                               Annually                  4.92%           450,000             551,308
                                                                                     -----         ----------          ----------
                                                                                     58.84%         5,862,618           6,592,232
                                                                                     -----         ----------          ----------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

CREDIT SUISSE ALTERNATIVE CAPITAL EVENT DRIVEN MASTER FUND, LLC

--------------------------------------------------------------------------------


                                                                            PERCENTAGE
                                                                            OF MEMBERS'
                                                           LIQUIDITY (4)      CAPITAL               COST          FAIR VALUE (5)
OTHER FUNDS
Solent Relative Value Credit Fund, L.P.                         (a)             3.88%             $ 410,246        $   434,631
                                                                                ----              ---------        -----------

TOTAL INVESTMENTS IN PORTFOLIO FUNDS  (COST $9,122,864)                                                            $10,329,530
                                                                                                                   -----------
OTHER ASSETS, LESS LIABILITIES 7.80%                                                                                   874,029
                                                                                                                   -----------
MEMBERS' CAPITAL 100.00%                                                                                           $11,203,559
                                                                                                                   ===========

(a) Portfolio Fund in liquidation.
(1) Fair valued investments.
(2) Securities are issued in private placement transactions and as such are restricted as to resale.
(3) Non-income producing securities.
(4) Available frequency of redemptions after expiration of lock-up provisions, where applicable. Certain of the investments are subject to lock-up provisions ranging from 6 months to 24 months.
(5) See Note 2(a) regarding Portfolio Fund Valuations.
(6) Side pocket investments are not redeemable until they are realized by the Portfolio Fund Manager or converted to regular interests in the Portfolio Fund (see note 2(a)).

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

CREDIT SUISSE ALTERNATIVE CAPITAL EVENT DRIVEN MASTER FUND, LLC

STATEMENT OF ASSETS, LIABILITIES AND MEMBERS' CAPITAL AT SEPTEMBER 30, 2006
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------


ASSETS
Investments in Portfolio Funds, at fair value (cost $9,122,864)              $ 10,329,530
Cash                                                                              737,001
Receivable for Portfolio Fund sold                                                330,398
Interest receivable                                                                 2,864
Other assets                                                                        2,311
                                                                             ------------
       TOTAL ASSETS                                                            11,402,104
                                                                             ------------

LIABILITIES
Management fees payable                                                            28,210
Payable for fund units redeemed                                                    81,092
Professional fees payable                                                          75,472
Accounting and administration fees payable                                         10,797
Custodian fees payable                                                              1,390
Board of Managers' fees payable                                                       293
Other liabilities                                                                   1,291
                                                                             ------------
       TOTAL LIABILITIES                                                          198,545
                                                                             ------------

             MEMBERS' CAPITAL                                                $ 11,203,559
                                                                             ============


MEMBERS' CAPITAL                                                             $ 11,203,559
                                                                             ============


Units Outstanding ($0.01 par value; unlimited number of units authorized)     103,041.632
Net Asset Value per Unit (Offering and Redemption price per Unit)                 $108.73

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

CREDIT SUISSE ALTERNATIVE CAPITAL EVENT DRIVEN MASTER FUND, LLC

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------


INVESTMENT INCOME
    Interest                                                                         $  18,196
                                                                                     ---------

EXPENSES
    Management fees                                                                     56,646
    Professional fees                                                                   72,250
    Accounting and administration fees                                                  64,350
    Custodian fees                                                                       5,040
    Board of Managers' fees                                                              3,543
    Miscellaneous fees                                                                  13,115
                                                                                     ---------
       TOTAL EXPENSES                                                                  214,944
                                                                                     ---------
       NET INVESTMENT LOSS                                                            (196,748)
                                                                                     ---------

REALIZED AND UNREALIZED GAIN ON PORTFOLIO FUNDS
       Net realized gain on Portfolio Funds                                             62,618
       Net change in unrealized appreciation/depreciation on Portfolio Funds            59,213
                                                                                     ---------
NET REALIZED AND UNREALIZED GAIN ON PORTFOLIO FUNDS                                    121,831
                                                                                     ---------

NET DECREASE IN MEMBERS' CAPITAL RESULTING FROM OPERATIONS                           $ (74,917)
                                                                                     ==========

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

CREDIT SUISSE ALTERNATIVE CAPITAL EVENT DRIVEN MASTER FUND, LLC

STATEMENT OF CHANGES IN MEMBERS' CAPITAL
--------------------------------------------------------------------------------


                                                                                 FOR THE SIX
                                                                                 MONTHS ENDED         FOR THE
                                                                              SEPTEMBER 30, 2006     YEAR ENDED
                                                                                  (UNAUDITED)      MARCH 31, 2006
                                                                              ------------------   --------------
INCREASE (DECREASE) IN MEMBERS' CAPITAL FROM OPERATIONS
       Net investment loss                                                        $  (196,748)      $  (327,465)
       Net realized gain on Portfolio Funds                                            62,618           136,046
       Net change in unrealized appreciation/depreciation on Portfolio Funds           59,213         1,147,453
                                                                                  -----------       -----------

       NET INCREASE (DECREASE) IN MEMBERS' CAPITAL RESULTING FROM
         OPERATIONS                                                                   (74,917)          956,034
                                                                                  -----------       -----------

MEMBERS' CAPITAL TRANSACTIONS
       Capital contributions                                                           45,267        10,308,552
       Capital withdrawals                                                            (81,092)          (50,285)
                                                                                  -----------       -----------

       NET INCREASE (DECREASE) IN MEMBERS' CAPITAL RESULTING FROM
         CAPITAL TRANSACTIONS                                                         (35,825)       10,258,267
                                                                                  -----------       -----------

TOTAL INCREASE (DECREASE) IN MEMBERS' CAPITAL                                        (110,742)       11,214,301

MEMBERS' CAPITAL, BEGINNING OF PERIOD                                              11,314,301           100,000
                                                                                  -----------       -----------
MEMBERS' CAPITAL, END OF PERIOD                                                   $11,203,559       $11,314,301
                                                                                  ===========       ===========

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

CREDIT SUISSE ALTERNATIVE CAPITAL EVENT DRIVEN MASTER FUND, LLC

STATEMENT OF CASH FLOWS
FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------


INCREASE (DECREASE) IN CASH
CASH FLOWS PROVIDED BY OPERATING ACTIVITIES
   Net decrease in members' capital resulting from operations                 $  (74,917)
   Adjustments to reconcile net decrease in members' capital resulting from operations to net cash provided by operating activities:
      Sales of Porfolio Funds                                                    365,796
      Increase in interest receivable                                             (1,209)
      Decrease in other assets                                                     1,015
      Increase in management fees payable                                            258
      Increase in professional fees payable                                          744
      Decrease in accounting and administration fees payable                     (22,195)
      Decrease in custodian fees payable                                            (835)
      Increase in Board of Managers' fees payable                                    293
      Increase in other liabilities                                                1,291
      Net realized gain on Portfolio Funds                                       (62,618)
      Net change in unrealized appreciation/depreciation on Portfolio Funds      (59,213)
                                                                              ----------
       NET CASH PROVIDED BY OPERATING ACTIVITIES                                 148,410
                                                                              ----------

CASH FLOWS PROVIDED BY FINANCING ACTIVITIES
   Capital contributions                                                          45,267
                                                                              ----------
       NET CASH PROVIDED BY FINANCING ACTIVITIES                                  45,267
                                                                              ----------

NET INCREASE IN CASH                                                             193,677
Cash at beginning of period                                                      543,324
                                                                              ----------
Cash at end of period                                                         $  737,001
                                                                              ==========

SUPPLEMENTAL DISCLOSURE OF NON-CASH ITEMS:
       Investment in WayLand Recovery Fund, LLC
       transferred to Wayzata Recovery Fund, LLC                              $1,062,618


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

CREDIT SUISSE ALTERNATIVE CAPITAL EVENT DRIVEN MASTER FUND, LLC

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

1.  ORGANIZATION

Credit Suisse Alternative Capital Event Driven Master Fund, LLC (the "Master Fund") was formed on December 15, 2004, in the State of Delaware as a closed-end, non-diversified management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The Master Fund seeks to maximize its risk-adjusted performance by investing in pooled investment vehicles (collectively, "Portfolio Funds"). The Master Fund seeks to achieve its objective through the allocation of capital among selected alternative asset managers (the "Portfolio Fund Managers") which manage assets in Portfolio Funds that pursue event driven strategies globally such as equity special situations, capital structure arbitrage, credit trading, distressed investing and risk arbitrage in both developed and emerging markets. Event Driven Portfolio Fund Managers invest in securities of companies that are, or may be, subject to significant transactional events such as takeovers, mergers, acquisitions, reorganizations and bankruptcies. The Master Fund commenced operations on April 1, 2005 and its fiscal year ends March 31.

The Master Fund is managed by a Board of Managers ("Board") that is comprised of a majority of independent managers as described under the 1940 Act. The Board has overall responsibility to manage and control the business operations of the Master Fund on behalf of the members (the "Members").

The Master Fund is one of five master funds registered under the 1940 Act managed by the Board. Each of these master funds utilizes a master feeder fund structure in which there are two registered feeder funds investing in each of the master funds. In total there are fifteen registered funds, including master funds and feeder funds, each registered under the 1940 Act, that are managed by the Board (the "Credit Suisse Funds") (see Subsequent Events Note 13).

On March 28, 2005, the Board approved an investment advisory agreement between the Master Fund and Credit Suisse Alternative Capital, Inc. (the "Investment Adviser"). The Investment Adviser, a Delaware corporation and an affiliate of Credit Suisse Securities (USA), LLC, is registered with the Securities and Exchange Commission ("SEC") as an investment adviser under the Investment Advisers Act of 1940, as amended, and the Commodity Futures Trading Commission as a "commodity pool operator", and is a member of the National Futures Association. The Investment Adviser, pursuant to the terms of the investment advisory agreement, will direct the Master Fund's investment programs. The Board has approved advisory agreements with the Investment Adviser relating to all five of the master funds included in the Credit Suisse Funds.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Master Fund in preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the reported amounts of income and expenses for the period. Actual results could differ from these estimates.

CREDIT SUISSE ALTERNATIVE CAPITAL EVENT DRIVEN MASTER FUND, LLC

--------------------------------------------------------------------------------

2.  SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

A.  VALUATION

The net asset value per unit of the Master Fund is determined by or at the direction of the Investment Adviser as of the last business day of each month in accordance with the valuation policy set forth below or as may be determined from time to time pursuant to policies established by the Board.

The Master Fund's investments in the Portfolio Funds are considered to be illiquid and may be subject to limitations on redemptions, including the assessment of early redemption fees. Further, redemption requests might not be granted by the Portfolio Fund Managers. The Board has approved procedures pursuant to which the Master Fund values its investments in Portfolio Funds at fair value. The fair value of the Master Fund's interest in a Portfolio Fund will represent the amount that the Master Fund could reasonably expect to receive (without regard to early redemption fees, if any, which might be assessed) from a Portfolio Fund or from a third party if the Master Fund's interest was redeemed or sold at the time of valuation, based on information available at that time, which the Investment Adviser reasonably believes to be reliable. In accordance with the Master Fund's valuation procedures, fair value as of each month-end ordinarily will be the value determined as of such month-end for each Portfolio Fund in accordance with the Portfolio Fund's valuation policies and reported by the Portfolio Fund or the Portfolio Fund's administrator to the Master Fund or its administrator. Although the procedures approved by the Board provide that the Investment Adviser will review the valuations provided by Portfolio Fund Managers, neither the Investment Adviser nor the Board will be able to confirm independently the accuracy of valuation calculations provided by the Portfolio Fund Managers.

Considerable judgment is required to interpret the factors used to develop estimates of fair value. Accordingly, the estimates may not be indicative of the amounts the Master Fund could realize in a current market exchange and the differences could be material to the financial statements. The use of different factors or estimation methodologies could have a significant effect on the estimated fair value.

Investments of the Master Fund with a value of $10,329,530 which is 100.00% of the Master Fund's investments at September 30, 2006, have been fair valued and are illiquid and restricted as to resale or transfer as described above.

Some of the Portfolio Funds may invest all or a portion of their assets in investments which may be illiquid. Some of these investments are held in so-called "side pockets", sub funds within the Portfolio Funds, which provide for their separate liquidation potentially over a much longer period than the liquidity an investment in the Portfolio Funds may provide. Should the Master Fund seek to liquidate its investment in a Portfolio Fund which maintains investments in a side pocket arrangement or which holds substantially all of its assets in illiquid securities, the Master Fund might not be able to fully liquidate its investment without delay, which could be considerable. In such cases, during the period until the Master Fund is permitted to fully liquidate its interest in the Portfolio Fund, the value of its investment could fluctuate.

CREDIT SUISSE ALTERNATIVE CAPITAL EVENT DRIVEN MASTER FUND, LLC

--------------------------------------------------------------------------------

2.  SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

B.  INVESTMENT TRANSACTIONS AND INVESTMENT INCOME

Investment transactions are accounted for on the effective date (the date the subscription/redemption is effective). Interest income is recorded on the accrual basis. The Portfolio Funds generally do not make regular cash distributions of income and gains and are generally considered non-income producing securities. The Master Fund records a realized gain or loss on its investments in Portfolio Funds only to the extent that the cost of such investment has been fully recovered through previous redemptions from its investment in such Portfolio Funds.

C.  FUND EXPENSES

The Master Fund will bear all expenses incurred in the business of the Master Fund. The expenses of the Master Fund include, but are not limited to, the following: all costs and expenses related to investment transactions and positions for the Master Fund's account; legal fees; accounting and administration fees; custodial fees; insurance; auditing and tax preparation fees; expenses of meetings of the Board and Members; all costs with respect to communications to Members; and other types of expenses as may be approved from time to time by the Board.

D.  INCOME TAXES

The Master Fund intends to operate and has elected to be treated as a partnership for Federal income tax purposes. Accordingly, no provision for Federal, state or local income taxes has been provided. Each member is individually required to report on its own tax return its distributive share of the Master Fund's taxable income or loss. On behalf of the Master Fund's foreign members, the Master Fund withholds and pays taxes on certain U.S. source income and U.S. effectively connected income, if any, allocated from Portfolio Funds to the extent such income is not exempt from withholding under the Internal Revenue Code and Regulations thereunder.

E.  CASH

Cash includes amounts held in an interest bearing overnight account. At September 30, 2006, the Master Fund held $737,001 in an interest bearing cash account at PNC Bank, an affiliate of the Master Fund's administrator (see note
5).

CREDIT SUISSE ALTERNATIVE CAPITAL EVENT DRIVEN MASTER FUND, LLC

--------------------------------------------------------------------------------

3.  NEW ACCOUNTING PRONOUNCEMENTS

In July 2006, the Financial Accounting Standards Board issued Interpretation No. 48, "Accounting for Uncertainty in Income Taxes - an Interpretation of FASB Statement No. 109" (the "Interpretation"). The Interpretation establishes for all entities, including pass-through entities such as the Master Fund, a minimum threshold for financial statement recognition of the benefit of positions taken in filing tax returns (including whether an entity is taxable in a particular jurisdiction), and requires certain expanded tax disclosures. The Interpretation is effective for fiscal years beginning after December 15, 2006, and is to be applied to all open tax years as of the effective date. Management has recently begun to evaluate the application of the Interpretation to the Master Fund, and is not in a position at this time to estimate the significance of its impact, if any, on the Master Fund's financial statements.

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards ("SFAS") 157, Fair Value Measurements, which clarifies the definition of fair value and requires companies to expand their disclosure about the use of fair value to measure assets and liabilities in interim and annual periods subsequent to initial recognition. Adoption of SFAS 157 requires the use of the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. SFAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. At this time, the Master Fund is in the process of reviewing the impact, if any, of the SFAS on the Master Fund's financial statements.

4.  ALLOCATION OF MEMBERS' CAPITAL ACCOUNT

Allocation periods begin on the day after the last day of the preceding allocation period and end at the close of business on (1) the last day of each month, (2) the last day of each taxable year; (3) the day preceding each day on which interests are purchased, (4) the day on which interests are repurchased, or (5) the day on which any amount is credited to or debited from the capital account of any Member other than an amount to be credited to or debited from the capital accounts of all Members in accordance with their respective investment percentages. Net profits or net losses of the Master Fund for each allocation period will be allocated among and credited to or debited against the capital accounts of the Members.

5. INVESTMENT ADVISORY SERVICES, TRANSACTIONS WITH AFFILIATES, RELATED PARTIES AND OTHER

The Investment Adviser provides certain management and administration services to the Master Fund, including, among other things, providing day-to-day investment decisions and general management of investments in accordance with stated policies, subject to supervision of the Board and other support services. In consideration for such management services, the Master Fund pays the Investment Adviser a monthly management fee (the "Management Fee") as amended, at an annual rate of 1.00% of the aggregate value of its outstanding interests determined as of the last day of each month and payable quarterly (before any repurchases of interests).

CREDIT SUISSE ALTERNATIVE CAPITAL EVENT DRIVEN MASTER FUND, LLC

--------------------------------------------------------------------------------

5. INVESTMENT ADVISORY SERVICES, TRANSACTIONS WITH AFFILIATES, RELATED PARTIES AND OTHER (CONTINUED)

Each Board member who is not an employee of the Investment Adviser, or one of its affiliates, receives an annual retainer for his/her service to all of the Credit Suisse Funds of $15,000 plus a fee for each meeting attended. The Board expenses are allocated among the Credit Suisse Funds.

In accordance with the terms of the Administration, Accounting and Investor Services Agreement ("Administration Agreement") and with the approval of the Master Fund's Board, PFPC, Inc. (an affiliate of PNC Bank, N.A.) ("PFPC") serves as the Master Fund's administrator pursuant to the Administration Agreement between PFPC and the Master Fund. Under the Administration Agreement, PFPC provides administrative, accounting, investor services and regulatory administration services to the Master Fund. As compensation for services set forth herein that are rendered by PFPC during the term of the Administration Agreement, the Master Fund pays PFPC a fee for services rendered. PFPC Trust Company, an affiliate of PNC Bank, N.A., serves as custodian of the Master Fund's assets and provides custodial services to the Master Fund.

At September 30, 2006, Credit Suisse First Boston Private Equity, Inc., an affiliate of the Investment Adviser, held an interest in the Master Fund's Members' Capital of $108,728.

6.  SECURITY TRANSACTIONS

During the six months ended September 30, 2006, aggregate purchases of Portfolio funds amounted to $1,062,618 and aggregate sales of Portfolio Funds amounted to $1,352,372.

The cost of investments in Portfolio Funds for Federal income tax purposes is adjusted for items of taxable income allocated to the Master Fund from the Portfolio Funds. The Master Fund has not received information from the Portfolio Funds as to the amounts of taxable income allocated to the Master Fund for the period April 1, 2006 to September 30, 2006.

7.  PORTFOLIO FUNDS

With respect to the Master Fund's investments in other registered investment companies, private investment funds, and other commingled investment vehicles, the Master Fund bears its ratable share of each such entity's expenses and would also be subject to its share of the management and performance fees, if any, charged by such entity. The Master Fund's share of management and performance fees charged by such entities is in addition to fees paid by the Master Fund to the Investment Adviser.

As of September 30, 2006, the Master Fund had investments in Portfolio Funds valued at $10,329,530, none of which were related parties. The agreements related to investments in Portfolio Funds provide for compensation to the general partners/managers in the form of management fees of 1.00% to 2.00% (per annum) of the net assets and performance fees or allocations of 15.00% to 25.00% of net profits earned. Portfolio Funds provide for periodic redemption, with various lock-up provisions from initial investment. The liquidity provisions shown in the Schedule of Investments apply after the expiration of any lock-up provisions.

CREDIT SUISSE ALTERNATIVE CAPITAL EVENT DRIVEN MASTER FUND, LLC

--------------------------------------------------------------------------------

8.  FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK

In the normal course of business, the Portfolio Funds in which the Master Fund invests trade various financial instruments and enter into various investment activities with off-balance sheet risk. These include, but are not limited to, short selling activities, writing option contracts, contracts for differences, and interest rate, credit default and total return equity swap contracts. The Master Fund's risk of loss in these Portfolio Funds is limited to the value of these investments reported by the Master Fund.

The Master Fund itself does not invest in securities with off-balance sheet risk. Because of the limitation on rights of redemption and the fact that the Master Fund's units will not be traded on any securities exchange or other market and will be subject to substantial restrictions on transfer, and because of the fact that the Investment Adviser may invest the Master Fund's assets in Portfolio Funds that do not permit frequent withdrawals and may invest in illiquid securities, an investment in the Master Fund is a highly illiquid investment and involves a substantial degree of risk. Illiquid securities owned by Portfolio Funds are riskier than liquid securities because the Portfolio Funds may not be able to dispose of the illiquid securities if their investment performance deteriorates, or may be able to dispose of the illiquid securities only at a greatly reduced price. Similarly, the illiquidity of the Portfolio Funds may cause members to incur losses because of an inability to withdraw their investments from the Master Fund during or following periods of negative performance. Although the Master Fund may offer to repurchase units from time to time, there can be no assurance such offers will be made with any regularity.

The Master Fund invests primarily in Portfolio Funds that are not registered under the 1940 Act and invest in and actively trade securities and other financial instruments using different strategies and investment techniques, including leverage, that may involve significant risks. These Portfolio Funds may invest a higher percentage of their assets in specific sectors of the market in order to achieve a potentially greater investment return. As a result, the Portfolio Funds may be more susceptible to economic, political and regulatory developments in a particular sector of the market, positive or negative, and may experience increased volatility in their net asset value. Various risks are also associated with an investment in the Master Fund, including risks relating to the multi-manager structure of the Master Fund, risks relating to compensation arrangements and risks related to limited liquidity of the units. The Portfolio Funds provide for periodic redemptions ranging from monthly to quarterly, and may be subject to various lock-up provisions and early withdrawal fees.

9.  REPURCHASE OF MEMBERS' INTERESTS

The Master Fund may, at the sole discretion of the Board, offer from time to time to repurchase interests or portions of interests in the Master Fund from members pursuant to written tenders by the Members. In determining whether the Master Fund should offer to repurchase interests, the Board will consider the recommendation of the Investment Adviser (see Subsequent Events Note 13).

CREDIT SUISSE ALTERNATIVE CAPITAL EVENT DRIVEN MASTER FUND, LLC

--------------------------------------------------------------------------------

10. CONCENTRATION AND INDEMNIFICATIONS

In the normal course of business, the Master Fund enters into contracts that provide general indemnifications. The Master Fund's maximum exposure under these agreements is dependent on future claims that may be made against the Master Fund, and therefore cannot be established; however, based on the Investment Adviser's experience, the risk of loss from such claims is considered remote.

The Master Fund is subject to the risk that should it decide to sell an illiquid investment when a ready buyer is not available at a price the Master Fund deems representative of its value, the value of the Master Fund's Members' Capital could be adversely affected.

11. CAPITAL UNIT TRANSACTIONS

Transactions in units were as follows:


                                                                     For the Six
                                                                    Months Ended
                                                                 September 30, 2006       For the Year Ended
                                                                     (unaudited)           March 31, 2006 (a)
                                                                 ------------------       -------------------
    Number of units issued                                               416.084               102,859.361
    Number of units redeemed                                            (745.821)                 (487.992)
                                                                     -----------               -----------
    Net increase (decrease) in units outstanding                        (329.737)              102,371.369
    Units outstanding, beginning of period                           103,371.369                 1,000.000
                                                                     -----------               -----------
    Units outstanding, end of period                                 103,041.632               103,371.369
                                                                     ===========               ===========

       (a) April 1, 2005, commencement of operations.

12. FINANCIAL HIGHLIGHT INFORMATION


                                                                     For the Six
                                                                    Months Ended
                                                                 September 30, 2006       For the Year Ended
                                                                     (unaudited)           March 31, 2006 (a)
                                                                 ------------------       -------------------
    PER UNIT OPERATING PERFORMANCE:
       Net asset value, beginning of period                              $109.45                $100.00
                                                                         -------                -------
       Income from investment operations:
         Net investment loss (b)                                           (1.90)                 (3.28)
         Net realized and unrealized gain on investments                    1.18                  12.73
                                                                         -------                -------
         Total from investment operations                                  (0.72)                  9.45
                                                                         -------                -------
       Net asset value, end of period                                    $108.73                $109.45
                                                                         -------                -------
    TOTAL RETURN                                                           (0.66)%(d)              9.45%
                                                                         =======                =======

CREDIT SUISSE ALTERNATIVE CAPITAL EVENT DRIVEN MASTER FUND, LLC

--------------------------------------------------------------------------------

12. FINANCIAL HIGHLIGHT INFORMATION (CONTINUED)

The ratios below are calculated by dividing total income or expenses as applicable by the average of total monthly Members' Capital.


                                                                     For the Six
                                                                    Months Ended
                                                                 September 30, 2006       For the Year Ended
                                                                     (unaudited)           March 31, 2006 (a)
                                                                 ------------------       -------------------
    RATIOS/SUPPLEMENTAL DATA:
    RATIOS TO AVERAGE MEMBERS' CAPITAL:
         Operating expenses (c)                                         3.79% (f)                 3.44%
         Net investment loss (c)                                       (3.47)% (f)               (3.17)%

    PORTFOLIO TURNOVER                                                 10.10% (D)                27.58%


    MEMBERS' CAPITAL, END OF  PERIOD (000'S)                         $11,204                   $11,314

    AVERAGE MEMBERS' CAPITAL (e) (000'S)                             $11,313                   $10,319

       (a) April 1, 2005, commencement of operations.
       (b) Calculated using average units outstanding during the period.
       (c) Expenses of Portfolio Funds are not included in the expense ratio.
       (d) Not annualized.
       (e) Average Members' capital is the average of the monthly Members' capital balances throughout the period.
       (f) Ratios are annualized for periods less than one year.

13. SUBSEQUENT EVENTS

During the period from October 1, 2006 through November 1, 2006, there were additional capital contributions of $69,919.

On October 17, 2006, the Board approved the liquidation of the Master Fund and adopted the Plan of Liquidation, Dissolution and Termination (the "Plan"), pursuant to which the Master Fund will liquidate and dissolve in accordance with the terms and conditions thereof. Although the Investment Adviser intends to liquidate the underlying investments of the Master Fund as promptly as practicable, certain investments may not be liquidated for an extended period of time. As a result, Members will be exposed to the investment return (whether positive or negative) of a possibly limited portfolio and the performance of the Master Fund may be increasingly volatile. In addition, such a limited portfolio may be more difficult to accurately value due to the illiquidity of underlying investments. The Master Fund intends promptly to deregister under the 1940 Act, and to operate as a private investment fund during the remainder of the liquidation and dissolution process. Accordingly, after that time the Master Fund will not be subject to the restrictions and requirements of the 1940 Act and the rules thereunder.

CREDIT SUISSE ALTERNATIVE CAPITAL EVENT DRIVEN MASTER FUND, LLC

--------------------------------------------------------------------------------

13. SUBSEQUENT EVENTS (CONTINUED)

On October 27, 2006, the Master Fund filed Schedule TO, Tender Offer Statement under Section 14 (d)(1) or 13 (e)(1) of the Securities Exchange Act of 1934, with the SEC. Schedule TO provides for a tender offer (the "Tender Offer") to the Members in connection with the Plan, and further provides that after the December 29, 2006 valuation date for the Tender Offer the Master Fund does not intend to make any further offers to repurchase interests of the Members.

CREDIT SUISSE ALTERNATIVE CAPITAL EVENT DRIVEN MASTER FUND, LLC

FUND MANAGEMENT (UNAUDITED)
--------------------------------------------------------------------------------

INFORMATION PERTAINING TO THE BOARD OF MANAGERS AND OFFICERS OF THE FUND IS SET FORTH BELOW.


------------------------------------------------------------------------------------------------------------------------------------
Name, Address, Age, Position          Principal Occupation(s)                  Number of               Other
with the Company and Length           During the Past Five                     Affiliated Funds        Directorships
of Time Served                        Years                                    Overseen by Manager     Held by Managers
------------------------------------------------------------------------------------------------------------------------------------

BOARD OF MANAGERS
-----------------

Nils Tuchschmid*                      Head of Multi Manager Portfolio Unit              15             None
c/o Credit Suisse                     of the Funds and Alternative
Alternative Capital, Inc.             Solutions business of Credit Suisse;
11 Madison Avenue                     Head of Quantitative Research and
New York, NY 10010                    Alternative Investments, BCV
Age  44                               Lausanne; Senior Vice President of
President and Chairman                Synchrony Asset Management, Geneva;
                                      Professor of Finance at HEC
                                      University of Lausanne Switzerland.


Charles A. Hurty                      Independent Business Consultant                   15             Manager and Audit Committee
c/o Credit Suisse                     (since 2001); Partner, KPMG LLP                                  Chairman, GMAM Absolute
Alternative Capital, Inc.             (accounting firm) (1993-2001; with                               Strategies; Director and
11 Madison Avenue                     KPMG LLP since 1978).                                            Audit Committee Chairman,
New York, NY 10010                                                                                     Citigroup Alternative
Age  63                                                                                                Investments Multi-Advisor
Manager and Audit Committee                                                                            Hedge Fund Portfolios;
Chairman                                                                                               Director, iShares Trust and
Since March 2005                                                                                       iShares, Inc.


Philip Chenok                         Professor of Accountancy, Berkeley                15             None
c/o Credit Suisse                     College (since 2002); Adjunct
Alternative Capital, Inc.             Professor of Accountancy, New York
11 Madison Avenue                     University, Stern School of Business
New York, NY 10010                    (1995-2001). President and CEO,
Age 70                                American Institute of Certified
Manager and Audit                     Public Accountants (1980-1995).
Committee
Member
Since March 2005


Karin Bonding                         President, Capital Markets                        15             Industry & External Relations
c/o Credit Suisse                     Institute, Inc.(since 1995); Faculty                             Advisory Board Member,
Alternative Capital, Inc.             Member and Lecturer, University of                               Department of Mechanical and
11 Madison Avenue                     Virginia (since 1995); Visiting                                  Aerospace Engineering,
New York, NY 10010                    Professor, China Europe                                          University of Virginia.
Age 66                                International Business School
Manager and Audit                     (Shanghai, China) (1999, 2002, 2003)
Committee                             and The Institute of Industrial
Member                                Policy Studies (Seoul, Korea)
Since March 2005                      (2001).


* - Manager who is an "interested person" of the Master Fund, as defined in the 1940 Act.

CREDIT SUISSE ALTERNATIVE CAPITAL EVENT DRIVEN MASTER FUND, LLC

--------------------------------------------------------------------------------


Name,  Address, Age, Position with the Company and Length       Principal Occupation(s) During the Past
of Time Served                                                  Five Years
------------------------------------------------------------    ---------------------------------------

OFFICERS
--------
Edward A. Poletti                                               Managing Director, Credit Suisse
c/o Credit Suisse Alternative Capital, Inc.                     Securities (USA) LLC (since 2001).
11 Madison Avenue
New York, NY 10010
Age  44
Chief Financial Officer and
Treasurer
Since March 2005.


Kenneth J. Lohsen                                               Managing Director, Credit Suisse
c/o Credit Suisse Alternative Capital, Inc.                     Securities (USA) LLC (since 2004);
11 Madison Avenue                                               Director (1997-2004).
New York, NY 10010
Age  47
Assistant Treasurer
Since March 2006.


Michael Bessel                                                  Director, Credit Suisse Securities (USA)
c/o Credit Suisse Alternative Capital, Inc.                     LLC,  (October 2006-Present);
11 Madison Avenue                                               Chief Compliance Officer, TRG Management
New York, NY 10010                                              LP, (September 2005- September 2006);
Age 44                                                          Chief Compliance Officer, GAM USA Inc.,
Chief Compliance Officer                                        (May  2002- September 2005).
Since October 2006.

CREDIT SUISSE ALTERNATIVE CAPITAL EVENT DRIVEN MASTER FUND, LLC

OTHER INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------

PROXY VOTING
------------

The Master Fund invests substantially all of its assets in the securities of Portfolio Funds, which are privately placed investment vehicles, typically referred to as "hedge funds"("Hedge Funds"). These securities do not typically convey traditional voting rights to the holder and the occurrence of corporate governance or other notices for this type of investment is substantially less than that encountered in connection with registered equity securities. However, to the extent the Master Fund receives notices or proxies from Portfolio Funds (or receives proxy statements or similar notices in connection with any other portfolio securities), the Master Fund has delegated proxy-voting responsibilities to the Investment Adviser. The Investment Adviser has adopted its own Proxy Voting Policies and Procedures ("Policies"). The Policies address, among other things, conflicts of interest that may arise between the interests of the Master Fund and the interests of the Investment Adviser and its affiliates.

A description of the Investment Adviser's Policies is available (i) without charge, upon request, by calling the Master Fund toll-free at 1-800-910-2732, and (ii) on the SEC's website at www.sec.gov.

In addition, the Master Fund is required to file Form N-PX with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Master Fund Form N-PX is available (i) without charge, upon request, by calling the Master Fund toll free at 1-800-910-2732 and (ii) on the SEC's website at www.sec.gov.


AVAILABILITY OF QUARTERLY PORTFOLIO SCHEDULES
---------------------------------------------

The Master Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Master Fund's Form N-Q filings are available on the SEC's website at www.sec.gov or may be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

ITEM 2. CODE OF ETHICS.

The information required by this Item is only required in an annual report on Form N-CSR.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The information required by this Item is only required in an annual report on Form N-CSR.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

The information required by this Item is only required in an annual report on Form N-CSR.


ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.


ITEM 6. SCHEDULE OF INVESTMENTS.

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

The information required by this Item is only required in an annual report on Form N-CSR.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

There has been no change, as of the date of this filing, in any of the portfolio managers identified in response to paragraph (a)(1) of this Item in the registrant's most recently filed annual report on Form N-CSR.


ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.


ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which Members may recommend nominees to the Boards implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

     (a) Registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this Form N-CSR, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

     (b) No change in Registrant's internal control over financial reporting occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, Registrant's process used to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles.


ITEM 12. EXHIBITS.

     (a)(1) The information required by this Item is only required in an annual report on Form N-CSR.

     (a)(2)   Certifications  pursuant to  Rule 30a-2(a)  under the 1940 Act and
              Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3)   Not applicable.

     (b)      Certifications  pursuant to  Rule 30a-2(b)  under the 1940 Act and
              Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)    Credit Suisse Alternative Capital Event Driven Fund, LLC
            ------------------------------------------------------------------

By (Signature and Title)*           /s/ Nils Tuchschmid
                         -----------------------------------------------------
                                    Nils Tuchschmid, President
                                    (principal executive officer)

Date            December 5, 2006
    --------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*           /s/ Nils Tuchschmid
                         -----------------------------------------------------
                                    Nils Tuchschmid, President
                                    (principal executive officer)

Date            December 5, 2006
    --------------------------------------------------------------------------


By (Signature and Title)*           /s/ Edward Poletti
                         -----------------------------------------------------
                                    Edward Poletti, Chief Financial Officer
                                    and Treasurer
                                    (principal financial officer)

Date            December 5, 2006
    --------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.